SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 07, 2016 USD ($) $ / shares
Subsequent Event [Line Items]
Dividend declared per ordinary share | $ / shares	$ 0.15
Amount of cash dividends to be paid | $	$ 8.6